Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Activites
NET INCOME (LOSS)	$ 1,928.9	$ 618.0	$ 2,052.3
Income (Loss) from Discontinued Operations, Net of Tax	0.0	(2.5)	283.7
Income (Loss) from Continuing Operations	1,928.9	620.5	1,768.6
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	1,997.2	1,962.3	2,009.7
Deferred Income Taxes	901.5	(50.0)	808.2
Asset Impairments and Other Related Charges	87.1	2,267.8	0.0
Carrying Costs Income	18.6	16.2	23.5
Allowance for Equity Funds Used During Construction	(93.7)	(113.2)	(131.9)
Mark-to-Market of Risk Management Contracts	(23.3)	150.8	52.5
Amortization of Nuclear Fuel	129.1	128.6	145.0
Pension and Postemployment Benefit Reserves	27.8	21.6	33.2
Pension Contributions to Qualified Plan Trust	(93.3)	(84.8)	(91.8)
Property Taxes	(29.5)	(19.0)	(52.4)
Deferred Fuel Over/Under-Recovery, Net	84.4	(65.5)	137.8
Gain on Sale of Merchant Generation Assets	(226.4)	0.0	0.0
Deferral of Ohio Capacity Costs, Net	83.2	88.1	65.5
Provision for Refund - Global Settlement	(98.2)	120.3	0.0
Disposition of Tanners Creek Plant Site	0.0	(93.5)	0.0
Change in Other Noncurrent Assets	(423.9)	(454.6)	(129.2)
Change in Other Noncurrent Liabilities	181.7	15.4	(89.0)
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	28.5	(226.6)	200.2
Fuel, Materials and Supplies	17.9	60.2	(38.6)
Accounts Payable	(58.0)	164.9	16.5
Accrued Taxes, Net	91.9	42.8	120.2
Other Current Assets	(60.7)	14.2	(26.7)
Other Current Liabilities	(181.8)	(28.5)	(49.1)
Net Cash Flows from (Used for) Continuing Operating Activities	4,270.4	4,521.8	4,748.7
Investing Activities
Construction Expenditures	(5,691.3)	(4,781.1)	(4,508.0)
Purchases of Investment Securities	(2,314.7)	(3,002.3)	(2,282.7)
Sales of Investment Securities	2,256.3	2,957.7	2,218.4
Acquisitions of Nuclear Fuel	(108.0)	(128.5)	(92.0)
Acquisitions of Assets	(6.8)	(107.9)	(5.3)
Proceeds from Sale of Merchant Generation Assets	2,159.6	0.0	0.0
Other Investing Activities	48.5	15.5	97.0
Net Cash Flows from (Used for) Continuing Investing Activities	(3,656.4)	(5,046.6)	(4,572.6)
Financing Activities
Issuance of Common Stock, Net	12.2	34.2	81.6
Issuance of Long-term Debt	3,854.1	2,594.9	3,436.6
Change in Short-term Debt, Net	(74.4)	913.0	(546.0)
Retirement of Long-term Debt	(3,087.9)	(1,794.9)	(2,397.9)
Make Whole Premium on Extinguishment of Long-term Debt	(46.1)	0.0	(92.7)
Principal Payments for Capital Lease Obligations	(67.3)	(106.6)	(99.0)
Dividends Paid on Common Stock	(1,191.9)	(1,121.0)	(1,059.0)
Other Financing Activities	(3.6)	(15.7)	14.7
Net Cash Flows from (Used for) Continuing Financing Activities	(604.9)	503.9	(661.7)
Net Cash Provided by (Used in) Discontinued Operations [Abstract]
Net Cash Flows from (Used for) Discontinued Operating Activities	0.0	(2.5)	69.8
Net Cash Flows from (Used for) Discontinued Investing Activities	0.0	0.0	548.8
Net Cash Flows from (Used for) Discontinued Financing Activities	0.0	0.0	(127.7)
Net Increase (Decrease) in Cash, Cash Equivalents and Restricted Cash	9.1	(23.4)	5.3
Cash, Cash Equivalents and Restricted Cash at Beginning of Period	403.5	426.9	421.6
Cash and Cash Equivalents at Beginning of Period	210.5
Cash, Cash Equivalents and Restricted Cash at End of Period	412.6	403.5	426.9
Cash and Cash Equivalents at End of Period	214.6	210.5
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	858.3	848.5	857.2
Net Cash Paid (Received) for Income Taxes	(1.1)	29.5	120.2
Noncash Acquisitions Under Capital Leases	60.7	86.1	150.2
Construction Expenditures Included in Current Liabilities as of December 31,	1,330.8	858.0	741.4
Acquisition of Nuclear Fuel Included in Current Liabilities as of December 31,	0.0	2.1	37.9
Expected Reimbursement For Spent Nuclear Fuel Dry Cask Storage	2.6	0.7	2.2
AEP Texas Inc. [Member]
Operating Activites
NET INCOME (LOSS)	310.5	146.6	120.3
Income (Loss) from Discontinued Operations, Net of Tax	0.0	(48.8)	(1.4)
Income (Loss) from Continuing Operations	310.5	195.4	121.7
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	450.1	413.9	468.9
Deferred Income Taxes	63.3	29.5	(7.1)
Asset Impairments and Other Related Charges		72.7	0.0
Allowance for Equity Funds Used During Construction	(6.8)	(9.2)	(6.7)
Mark-to-Market of Risk Management Contracts	(0.3)	(0.5)	(0.7)
Pension Contributions to Qualified Plan Trust	(8.8)	(8.2)	(8.5)
Change in Regulatory Asset - Catastrophe Reserve	(99.2)	(0.9)	(3.9)
Change in Other Noncurrent Assets	(49.4)	(44.1)	(68.5)
Change in Other Noncurrent Liabilities	8.8	(10.3)	(43.1)
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	(23.5)	(22.6)	9.9
Fuel, Materials and Supplies	3.2	5.9	(4.4)
Accounts Payable	30.8	(3.0)	(12.3)
Accrued Taxes, Net	(31.3)	(22.6)	46.9
Other Current Assets	0.6	(0.2)	(0.1)
Other Current Liabilities	(15.3)	(6.5)	3.1
Net Cash Flows from (Used for) Continuing Operating Activities	632.7	516.6	495.2
Investing Activities
Construction Expenditures	(990.9)	(640.9)	(593.4)
Change in Advances to Affiliates, Net	(103.3)	139.0	(138.0)
Other Investing Activities	18.9	10.4	29.1
Net Cash Flows from (Used for) Continuing Investing Activities	(1,075.3)	(491.5)	(702.3)
Financing Activities
Capital Contributions from Member	200.0	53.0	272.3
Issuance of Long-term Debt	749.6	199.2	370.1
Change in Advances from Affiliates, Net	(169.5)	117.0	(142.0)
Retirement of Long-term Debt	(323.1)	(428.7)	(273.7)
Principal Payments for Capital Lease Obligations	(3.9)	(3.4)	(2.9)
Dividends Paid on Common Stock	0.0	(34.0)	(29.0)
Other Financing Activities	(0.2)	0.8	0.3
Net Cash Flows from (Used for) Continuing Financing Activities	452.9	(96.1)	195.1
Net Cash Provided by (Used in) Discontinued Operations [Abstract]
Net Cash Flows from (Used for) Discontinued Operating Activities	0.0	42.4	0.6
Net Cash Flows from (Used for) Discontinued Investing Activities	0.0	11.7	18.8
Net Cash Flows from (Used for) Discontinued Financing Activities	0.0	(44.6)	(15.9)
Net Increase (Decrease) in Cash, Cash Equivalents and Restricted Cash	10.3	(61.5)	(8.5)
Cash, Cash Equivalents and Restricted Cash at Beginning of Period	146.9	208.4	216.9
Cash and Cash Equivalents at Beginning of Period	0.6
Cash, Cash Equivalents and Restricted Cash at End of Period	157.2	146.9	208.4
Cash and Cash Equivalents at End of Period	2.0	0.6
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	134.6	145.6	144.0
Net Cash Paid (Received) for Income Taxes	(28.3)	38.2	8.1
Noncash Acquisitions Under Capital Leases	8.2	7.1	6.1
Construction Expenditures Included in Current Liabilities as of December 31,	325.7	100.1	72.8
Distribution of CSW Energy, Inc to Parent	0.0	185.5	0.0
AEP Transmission Co [Member]
Operating Activites
NET INCOME (LOSS)	286.1	192.7	132.9
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	97.1	65.9	42.4
Deferred Income Taxes	272.8	223.1	183.2
Allowance for Equity Funds Used During Construction	(52.3)	(52.3)	(53.0)
Property Taxes	(15.6)	(15.3)	(25.6)
Change in Other Noncurrent Assets	9.8	(2.8)	1.8
Change in Other Noncurrent Liabilities	27.3	4.4	0.6
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	(34.5)	(22.6)	(26.3)
Fuel, Materials and Supplies	(8.6)	(5.0)	0.0
Accounts Payable	9.8	14.3	(3.5)
Accrued Taxes, Net	13.0	143.8	(53.6)
Increase (Decrease) in Interest Payable, Net	4.5	2.6	0.9
Other Current Assets	(4.8)	0.1	(0.4)
Other Current Liabilities	0.2	0.0	0.0
Net Cash Flows from (Used for) Operating Activities	604.8	548.9	199.4
Investing Activities
Construction Expenditures	(1,513.4)	(1,159.5)	(1,007.8)
Change in Advances to Affiliates, Net	(79.2)	29.0	65.4
Acquisitions of Assets	(9.1)	(6.5)	(1.1)
Other Investing Activities	6.1	2.0	3.4
Net Cash Flows from (Used for) Investing Activities	(1,595.6)	(1,135.0)	(940.1)
Financing Activities
Capital Contributions from Member	361.6	212.0	279.0
Issuance of Long-term Debt	617.6	686.9	449.0
Change in Advances from Affiliates, Net	11.6	(12.8)	12.7
Retirement of Long-term Debt	0.0	(300.0)	0.0
Net Cash Flows from (Used for) Financing Activities	990.8	586.1	740.7
Net Cash Provided by (Used in) Discontinued Operations [Abstract]
Net Increase (Decrease) in Cash and Cash Equivalents	0.0	0.0	0.0
Cash and Cash Equivalents at Beginning of Period	0.0	0.0	0.0
Cash and Cash Equivalents at End of Period	0.0	0.0	0.0
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	61.2	42.0	32.5
Net Cash Paid (Received) for Income Taxes	(107.3)	(235.1)	(11.2)
Noncash Acquisitions Under Capital Leases	0.2	0.0	0.0
Construction Expenditures Included in Current Liabilities as of December 31,	473.7	298.3	208.0
Appalachian Power Co [Member]
Operating Activites
NET INCOME (LOSS)	331.3	369.1	340.6
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	407.9	388.5	388.8
Deferred Income Taxes	171.5	130.7	227.5
Carrying Costs Income	1.4	0.4	1.2
Allowance for Equity Funds Used During Construction	(9.2)	(11.7)	(13.8)
Mark-to-Market of Risk Management Contracts	(23.1)	9.4	4.8
Pension Contributions to Qualified Plan Trust	(10.2)	(8.8)	(10.0)
Deferred Fuel Over/Under-Recovery, Net	(20.5)	22.2	(19.4)
Change in Other Noncurrent Assets	12.8	3.4	(56.9)
Change in Other Noncurrent Liabilities	11.9	(26.1)	(34.4)
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	(28.0)	(48.0)	51.7
Fuel, Materials and Supplies	22.3	12.9	(10.9)
Accounts Payable	37.5	19.5	0.3
Accrued Taxes, Net	(12.7)	53.7	(60.2)
Other Current Assets	0.7	(9.8)	(4.2)
Other Current Liabilities	(10.8)	(9.9)	(10.3)
Net Cash Flows from (Used for) Operating Activities	880.0	894.7	792.4
Investing Activities
Construction Expenditures	(818.1)	(646.7)	(636.2)
Change in Advances to Affiliates, Net	0.6	1.5	22.9
Other Investing Activities	15.2	13.3	13.1
Net Cash Flows from (Used for) Investing Activities	(802.3)	(631.9)	(600.2)
Financing Activities
Issuance of Long-term Debt	320.9	314.0	726.3
Change in Advances from Affiliates, Net	106.4	(101.4)	181.0
Retirement of Long-term Debt	(377.9)	(213.6)	(672.6)
Retirement of Long-term Debt - Affiliated	0.0	0.0	(86.0)
Make Whole Premium on Extinguishment of Long-term Debt	0.0	0.0	(92.7)
Principal Payments for Capital Lease Obligations	(6.9)	(6.4)	(5.5)
Dividends Paid on Common Stock	(120.0)	(255.0)	(243.8)
Other Financing Activities	0.5	0.5	0.5
Net Cash Flows from (Used for) Financing Activities	(77.0)	(261.9)	(192.8)
Net Cash Provided by (Used in) Discontinued Operations [Abstract]
Net Increase (Decrease) in Cash, Cash Equivalents and Restricted Cash	0.7	0.9	(0.6)
Cash, Cash Equivalents and Restricted Cash at Beginning of Period	18.5	17.6	18.2
Cash and Cash Equivalents at Beginning of Period	2.7
Cash, Cash Equivalents and Restricted Cash at End of Period	19.2	18.5	17.6
Cash and Cash Equivalents at End of Period	2.9	2.7
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	183.6	181.8	196.7
Net Cash Paid (Received) for Income Taxes	31.2	22.1	30.4
Noncash Acquisitions Under Capital Leases	3.5	6.1	31.8
Construction Expenditures Included in Current Liabilities as of December 31,	126.3	151.6	90.4
Noncash Contribution of Amos Plant from Parent	0.0	0.0	19.1
Indiana Michigan Power Co [Member]
Operating Activites
NET INCOME (LOSS)	186.7	239.9	204.8
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	210.9	191.7	198.4
Deferred Income Taxes	200.7	105.1	94.2
Amortization (Deferral) of Incremental Nuclear Refueling Outage Expenses, Net	8.5	(48.4)	11.2
Asset Impairments and Other Related Charges	0.0	10.5	0.0
Carrying Costs Income	12.7	10.1	8.3
Allowance for Equity Funds Used During Construction	(11.1)	(15.3)	(11.6)
Mark-to-Market of Risk Management Contracts	(2.3)	2.0	14.6
Amortization of Nuclear Fuel	129.1	128.6	145.0
Pension Contributions to Qualified Plan Trust	(13.0)	(12.7)	(14.6)
Deferred Fuel Over/Under-Recovery, Net	13.7	(14.8)	(17.7)
Disposition of Tanners Creek Plant Site	0.0	(93.5)	0.0
Change in Other Noncurrent Assets	(101.1)	(66.5)	(19.9)
Change in Other Noncurrent Liabilities	37.4	58.2	13.8
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	(1.1)	0.5	16.0
Fuel, Materials and Supplies	(7.5)	20.9	11.7
Accounts Payable	17.6	11.6	3.7
Accrued Taxes, Net	(16.6)	6.0	(14.3)
Other Current Assets	14.5	8.0	(4.8)
Other Current Liabilities	(5.1)	(2.1)	(7.0)
Net Cash Flows from (Used for) Operating Activities	661.3	529.7	623.5
Investing Activities
Construction Expenditures	(648.5)	(596.9)	(459.8)
Change in Advances to Affiliates, Net	0.1	(0.8)	1.8
Purchases of Investment Securities	(2,300.5)	(3,000.0)	(2,272.0)
Sales of Investment Securities	2,256.3	2,957.7	2,218.4
Acquisitions of Nuclear Fuel	(108.0)	(128.5)	(92.0)
Other Investing Activities	9.7	8.4	9.4
Net Cash Flows from (Used for) Investing Activities	(790.9)	(760.1)	(594.2)
Financing Activities
Issuance of Long-term Debt	530.1	569.4	310.7
Change in Advances from Affiliates, Net	(3.6)	(79.1)	151.8
Retirement of Long-term Debt	(260.7)	(100.2)	(332.1)
Principal Payments for Capital Lease Obligations	(12.0)	(35.3)	(40.2)
Dividends Paid on Common Stock	(125.0)	(125.0)	(120.0)
Other Financing Activities	0.9	0.7	0.6
Net Cash Flows from (Used for) Financing Activities	129.7	230.5	(29.2)
Net Cash Provided by (Used in) Discontinued Operations [Abstract]
Net Increase (Decrease) in Cash and Cash Equivalents	0.1	0.1	0.1
Cash and Cash Equivalents at Beginning of Period	1.2	1.1	1.0
Cash and Cash Equivalents at End of Period	1.3	1.2	1.1
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	94.8	83.3	84.5
Net Cash Paid (Received) for Income Taxes	(89.9)	(39.5)	21.2
Noncash Acquisitions Under Capital Leases	7.1	18.2	3.0
Construction Expenditures Included in Current Liabilities as of December 31,	88.5	106.2	95.8
Acquisition of Nuclear Fuel Included in Current Liabilities as of December 31,	0.0	2.1	37.9
Expected Reimbursement For Spent Nuclear Fuel Dry Cask Storage	2.6	0.7	2.2
Ohio Power Co [Member]
Operating Activites
NET INCOME (LOSS)	323.9	282.2	232.7
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	225.9	238.6	217.5
Generation Deferrals	0.0	(82.7)	(30.7)
Amortization of Generation Deferrals	229.2	242.9	169.1
Deferred Income Taxes	147.9	(39.2)	37.6
Carrying Costs Income	3.6	19.9	11.8
Allowance for Equity Funds Used During Construction	(6.4)	(6.0)	(8.8)
Mark-to-Market of Risk Management Contracts	13.0	134.6	31.7
Pension Contributions to Qualified Plan Trust	(8.2)	(7.1)	(7.7)
Property Taxes	(17.9)	(9.8)	(24.7)
Provision for Refund - Global Settlement	(98.2)	120.3	0.0
Change in Regulatory Assets	(70.7)	(139.8)	86.2
Change in Other Noncurrent Assets	(51.1)	(44.6)	(52.9)
Change in Other Noncurrent Liabilities	15.8	31.0	27.9
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	(30.1)	(26.6)	61.9
Fuel, Materials and Supplies	(11.1)	(2.1)	(25.2)
Accounts Payable	11.6	13.7	(64.3)
Accrued Taxes, Net	(9.4)	(6.0)	111.8
Other Current Assets	(9.2)	0.0	(2.8)
Other Current Liabilities	(29.2)	(33.2)	(16.3)
Net Cash Flows from (Used for) Operating Activities	622.2	646.3	731.2
Investing Activities
Construction Expenditures	(567.7)	(416.2)	(453.3)
Change in Advances to Affiliates, Net	24.2	306.9	(18.6)
Proceeds from Notes Receivable - Affiliated	0.0	0.0	86.0
Other Investing Activities	12.6	12.0	13.1
Net Cash Flows from (Used for) Investing Activities	(530.9)	(97.3)	(372.8)
Financing Activities
Change in Advances from Affiliates, Net	87.8	0.0	0.0
Retirement of Long-term Debt	(46.4)	(395.9)	(131.5)
Principal Payments for Capital Lease Obligations	(4.1)	(4.2)	(3.9)
Dividends Paid on Common Stock	(130.0)	(150.0)	(225.0)
Other Financing Activities	0.8	0.6	1.2
Net Cash Flows from (Used for) Financing Activities	(91.9)	(549.5)	(359.2)
Net Cash Provided by (Used in) Discontinued Operations [Abstract]
Net Increase (Decrease) in Cash, Cash Equivalents and Restricted Cash	(0.6)	(0.5)	(0.8)
Cash, Cash Equivalents and Restricted Cash at Beginning of Period	30.3	30.8	31.6
Cash and Cash Equivalents at Beginning of Period	3.1
Cash, Cash Equivalents and Restricted Cash at End of Period	29.7	30.3	30.8
Cash and Cash Equivalents at End of Period	3.1	3.1
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	100.0	109.9	121.6
Net Cash Paid (Received) for Income Taxes	48.5	220.4	26.1
Noncash Acquisitions Under Capital Leases	4.5	3.4	2.7
Construction Expenditures Included in Current Liabilities as of December 31,	87.8	44.6	34.3
Public Service Co Of Oklahoma [Member]
Operating Activites
NET INCOME (LOSS)	72.0	100.0	92.5
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	130.4	130.2	117.5
Deferred Income Taxes	124.7	82.5	58.3
Allowance for Equity Funds Used During Construction	(0.5)	(6.2)	(8.8)
Mark-to-Market of Risk Management Contracts	(5.6)	(0.4)	(1.4)
Pension Contributions to Qualified Plan Trust	(5.3)	(5.6)	(5.8)
Deferred Fuel Over/Under-Recovery, Net	(5.4)	(109.9)	111.8
Provision for Refund	(43.5)	46.1	0.0
Change in Regulatory Assets	(14.9)	(16.6)	(14.3)
Change in Other Noncurrent Assets	(12.3)	(19.3)	(25.7)
Change in Other Noncurrent Liabilities	4.5	(0.1)	5.0
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	(10.9)	(9.0)	6.9
Fuel, Materials and Supplies	13.0	2.0	(2.2)
Accounts Payable	(10.7)	25.7	6.4
Accrued Taxes, Net	0.8	7.4	(10.2)
Other Current Assets	(2.1)	0.8	(1.0)
Other Current Liabilities	3.9	(10.4)	10.2
Net Cash Flows from (Used for) Operating Activities	238.1	217.2	339.2
Investing Activities
Construction Expenditures	(266.1)	(351.1)	(359.1)
Change in Advances to Affiliates, Net	0.0	80.6	(80.6)
Other Investing Activities	4.6	11.0	9.2
Net Cash Flows from (Used for) Investing Activities	(261.5)	(259.5)	(430.5)
Financing Activities
Issuance of Long-term Debt	0.0	274.2	248.8
Change in Advances from Affiliates, Net	97.6	52.0	(154.2)
Retirement of Long-term Debt	(0.5)	(275.4)	(0.4)
Principal Payments for Capital Lease Obligations	(3.9)	(3.8)	(3.6)
Dividends Paid on Common Stock	(70.0)	(5.0)	0.0
Other Financing Activities	0.3	0.4	0.7
Net Cash Flows from (Used for) Financing Activities	23.5	42.4	91.3
Net Cash Provided by (Used in) Discontinued Operations [Abstract]
Net Increase (Decrease) in Cash and Cash Equivalents	0.1	0.1	0.0
Cash and Cash Equivalents at Beginning of Period	1.5	1.4	1.4
Cash and Cash Equivalents at End of Period	1.6	1.5	1.4
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	61.5	60.1	54.8
Net Cash Paid (Received) for Income Taxes	(72.6)	(37.7)	7.9
Noncash Acquisitions Under Capital Leases	2.1	3.1	3.6
Construction Expenditures Included in Current Liabilities as of December 31,	23.1	33.6	47.4
Southwestern Electric Power Co [Member]
Operating Activites
NET INCOME (LOSS)	137.5	169.7	196.0
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	217.4	196.5	192.0
Deferred Income Taxes	80.5	162.6	41.9
Asset Impairments and Other Related Charges	33.6	0.0	0.0
Allowance for Equity Funds Used During Construction	(2.4)	(11.0)	(26.4)
Mark-to-Market of Risk Management Contracts	(5.6)	(5.1)	3.4
Pension Contributions to Qualified Plan Trust	(8.9)	(8.3)	(8.1)
Deferred Fuel Over/Under-Recovery, Net	(0.8)	(8.9)	28.3
Change in Regulatory Liabilities	(12.3)	(22.0)	(21.4)
Change in Other Noncurrent Assets	(9.2)	(13.0)	(1.6)
Change in Other Noncurrent Liabilities	17.0	6.0	15.4
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	(32.9)	(5.7)	20.5
Fuel, Materials and Supplies	(16.0)	38.1	(22.9)
Accounts Payable	10.5	3.5	(10.7)
Accrued Taxes, Net	45.7	(68.9)	29.7
Other Current Assets	5.2	(13.9)	1.1
Other Current Liabilities	(14.6)	(15.3)	(9.6)
Net Cash Flows from (Used for) Operating Activities	444.7	404.3	427.6
Investing Activities
Construction Expenditures	(404.1)	(426.3)	(540.6)
Change in Advances to Affiliates, Net	167.8	(167.8)	41.0
Proceeds from Sales of Assets	12.6	1.1	1.6
Other Investing Activities	3.1	(1.0)	4.3
Net Cash Flows from (Used for) Investing Activities	(220.6)	(594.0)	(493.7)
Financing Activities
Issuance of Long-term Debt	114.6	406.7	445.9
Change in Advances from Affiliates, Net	118.7	(58.3)	58.3
Change in Short-term Debt, Net	22.0	0.0	0.0
Retirement of Long-term Debt	(353.7)	(3.3)	(306.8)
Principal Payments for Capital Lease Obligations	(11.3)	(27.1)	(17.7)
Dividends Paid on Common Stock	(110.0)	(120.0)	(120.0)
Dividends Paid on Common Stock	(13.6)	(4.2)	(3.6)
Other Financing Activities	0.5	1.0	0.8
Net Cash Flows from (Used for) Financing Activities	(232.8)	194.8	56.9
Net Cash Provided by (Used in) Discontinued Operations [Abstract]
Net Increase (Decrease) in Cash and Cash Equivalents	(8.7)	5.1	(9.2)
Cash and Cash Equivalents at Beginning of Period	10.3	5.2	14.4
Cash and Cash Equivalents at End of Period	1.6	10.3	5.2
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	124.4	118.0	112.6
Net Cash Paid (Received) for Income Taxes	(75.3)	(32.0)	15.4
Noncash Acquisitions Under Capital Leases	3.3	5.9	7.4
Construction Expenditures Included in Current Liabilities as of December 31,	71.2	41.8	92.9
Noncash Contribution of Mutual Energy SWEPCo, LLC from Parent	0.0	0.0	(2.0)
Noncash Increase in Advances to Affiliates, Net due to Contribution of Mutual Energy SWEPCo, LLC	$ 0.0	$ 0.0	$ 2.0